Ownership of Coal-fired Facilities (Ownership Interests) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
Jun. 30, 2012 MW
Construction Work in Process	71.0
DP&L Share [Member]
Production Capacity (MW)	2,465
DP&L Share [Member] | Beckjord Unit 6 [Member]
Ownership (%)	50.00%
Production Capacity (MW)	207
DP&L Share [Member] | Conesville Unit 4 [Member]
Ownership (%)	16.50%
Production Capacity (MW)	129
DP&L Share [Member] | East Bend Station [Member]
Ownership (%)	31.00%
Production Capacity (MW)	186
DP&L Share [Member] | Killen Station [Member]
Ownership (%)	67.00%
Production Capacity (MW)	402
DP&L Share [Member] | Miami Fort Units 7 and 8 [Member]
Ownership (%)	36.00%
Production Capacity (MW)	368
DP&L Share [Member] | Stuart Station [Member]
Ownership (%)	35.00%
Production Capacity (MW)	808
DP&L Share [Member] | Zimmer Station [Member]
Ownership (%)	28.10%
Production Capacity (MW)	365
DP&L Share [Member] | Transmission (At Varying Percentages) [Member]
Production Capacity (MW)
DP&L Share [Member] | Hutchings Station [Member]
Ownership (%)	100.00%
Production Capacity (MW)	365
DP&L Investment [Member]
Gross Plant In Service	961
Accumulated Depreciation	59
Construction Work in Process	71.0
DP&L Investment [Member] | Beckjord Unit 6 [Member]
Gross Plant In Service	1
Accumulated Depreciation	1
Construction Work in Process
SCR and FGD Equipment Installed and In Service	No
DP&L Investment [Member] | Conesville Unit 4 [Member]
Gross Plant In Service	1
Accumulated Depreciation	1
Construction Work in Process	7.0
SCR and FGD Equipment Installed and In Service	Yes
DP&L Investment [Member] | East Bend Station [Member]
Gross Plant In Service	48
Accumulated Depreciation	5
Construction Work in Process	7.0
SCR and FGD Equipment Installed and In Service	Yes
DP&L Investment [Member] | Killen Station [Member]
Gross Plant In Service	313
Accumulated Depreciation	10
Construction Work in Process	6.0
SCR and FGD Equipment Installed and In Service	Yes
DP&L Investment [Member] | Miami Fort Units 7 and 8 [Member]
Gross Plant In Service	219
Accumulated Depreciation	7
Construction Work in Process	2.0
SCR and FGD Equipment Installed and In Service	Yes
DP&L Investment [Member] | Stuart Station [Member]
Gross Plant In Service	203
Accumulated Depreciation	10
Construction Work in Process	11.0
SCR and FGD Equipment Installed and In Service	Yes
DP&L Investment [Member] | Zimmer Station [Member]
Gross Plant In Service	141
Accumulated Depreciation	19
Construction Work in Process	38.0
SCR and FGD Equipment Installed and In Service	Yes
DP&L Investment [Member] | Transmission (At Varying Percentages) [Member]
Gross Plant In Service	35
Accumulated Depreciation	2
Construction Work in Process
DP&L Investment [Member] | Hutchings Station [Member]
Gross Plant In Service	1
Accumulated Depreciation
Construction Work in Process	1.0
SCR and FGD Equipment Installed and In Service	No